10. LONG-TERM LOAN: Schedule of Long-term Loan (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Details
Long-term loan, gross amount	$ 0	$ 2,524
Current portion of long-term loan	0	2,524
Long-term loan, less current portion	0	0
Long-term loan payment schedule - Year 1	0	2,572
Long-term loan, imputed interest	0	31
Long-term loan, other fees	0	17
Long-term loan, less imputed interest	$ 0	$ 2,524